GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS	12 Months Ended
Oct. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS

NOTE 3 – GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS

As of October 31, 2024, the Company had $285,945 in its operating bank account and a working capital deficit of $2,025,480. To date, the Company has been funding operations through proceeds from the issuance of common stock, financing through certain investors, the consummation of its IPO in April 2023, and convertible note financing under two tranches in October 2023 and December 2023, pursuant to which the Company raised total gross proceeds of $2,371,500. Additionally, the Company received funds in the amount of $125,000 from an unsecured promissory note from its former CEO, gross proceeds of $184,500 from a promissory note with an investor in March 2024, gross proceeds of $720,000 from convertible debt financing with two investors in April 2024, gross proceeds of $720,000 from convertible debt financing with two investors in June 2024, additional financing secured after the end of the period in August 2024 for gross proceeds in the aggregate amount of $359,000 from two unsecured promissory notes, as well as proceeds of approximately $1,174,000 in connection with an “at-the-market” agreement entered into in September 2024.

The accompanying financial statements have been prepared on the basis that the Company will continue as a going concern over the next twelve months from the date of issuance of these financial statements, which assumes the realization of assets and the satisfaction of liabilities in the normal course of business. As of October 31, 2024, the Company has an accumulated deficit of $20,073,679 and has experienced losses from continuing operations. Based on the Company’s cash balance as of October 31, 2024 and projected cash needs for the twelve months following the issuance of these financial statements, management estimates that it will need to generate sufficient sales revenue and/or raise additional capital to cover operating and capital requirements. Management will need to raise the additional funds by issuing additional shares of common stock or other equity securities or obtaining additional debt financing. Although management has been successful to date in raising necessary funding and obtaining financing through investors, there can be no assurance that any required future financing can be successfully completed on a timely basis, or on terms acceptable to the Company. Based on these circumstances, management has determined that these conditions raise substantial doubt about the Company’s ability to continue as a going concern for the twelve months following the issuance of these financial statements.

Accordingly, the accompanying financial statements have been prepared in conformity with U.S. GAAP, which contemplates continuation of the Company as a going concern and the realization of assets and the satisfaction of liabilities in the normal course of business. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.